Subscription warrants - indemnification	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subscription warrants - indemnification
25. Subscription warrants – indemnification
Because of the association between the Company and Extrafarma on January 31, 2014, 7 subscription warrants – indemnification could be issued, corresponding to up to 6,411,244 shares of the Company. The subscription warrants – indemnification may be exercised beginning 2020 by the former shareholders of Extrafarma and are adjusted according to the changes in the amounts of provisions for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. The subscription warrants – indemnification’s fair value is measured based on the share price of Ultrapar (UGPA3) and is reduced by the dividend yield until 2020, since the exercise is possible only from 2020, and they are not entitled to dividends until that date. As of December 31, 2019, the subscription warrants – indemnification were represented by 5,192,919 shares and amounted to R$ 130,657 (as of December 31, 2018, they were represented by 4,824,238 that totaled R$ 123,095). Due to the final adverse decision of some of these lawsuits, on December 31, 2019, the maximum number of shares that could be issued in 2020 related to the subscription warrants – indemnification was up to 5,920,425 (5,976,316 shares as of December 31, 2018).
The information above were adjusted retrospectively as disclosure in Note 26.a.
On
February 19, 2020, the Company’s Board of Directors confirmed the issuance of 2,108,542 common shares due to the partial exercise of the rights conferred by the subscription warrants. For more information on the partial issue, see note 36.